GENERAL (Details Textual) (USD $)	1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2013	Feb. 28, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Maximum [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Jul. 24, 2013 Private Placement [Member]	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]
Operating Income (Loss)			$ 3,596,074	$ 866,349	$ 234,713	$ 6,672,241	$ 1,361,095	$ 3,974,408	$ 4,209,121	$ 10,881,362
Net Cash Provided by (Used in) Operating Activities					135,332	3,021,454	795,267	2,982,680	3,118,012	6,055,641
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock					750			0										500,011	500,011
Stock Issued During Period, Shares, New Issues	7,936,690	9,430,162										1,833,333	1,330,000	1,131,000	2,461,000	50,000
Proceeds From Issuance Of Private Placement						$ 9,000,000					$ 10,000,000				$ 2,461,000